Employee Benefits - Weighted average of significant actuarial assumptions adopted to determine defined benefit cost and defined benefit obligation (Detail)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	2.90%	4.05%
Net interest cost	2.80%	3.85%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Discount rate	2.80%	2.80%
Rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	0.79%	1.75%
Net interest cost	0.69%	1.65%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2018	AVOE 2008
Discount rate	0.64%	0.69%
Rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2018	AVOE 2018